Share-Based Payments and Other Executive Compensation - Weighted Average Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend Yield	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	38.00%	42.60%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.00%	0.66%
Volatility rate, maximum			52.37%
Volatility rate, minimum			52.49%
Risk-free interest rate, maximum			1.86%
Risk-free interest rate, minimum			1.66%
Expected life (years)	2 years 11 months 12 days	2 years 10 months 28 days	6 years 3 months
Weighted average fair value of units granted (in dollars per share)	$ 5.95	$ 9.30	$ 8.75